STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2012	2011

Expected dividend yield	0%	0%
Risk-free interest rate	0.43%	1.92%
Expected volatility	54%	66%
Expected option life (in years)	1.00	4.54 – 5.00

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of Options	Weighted Average Exercise Price	Weighted-Average Remaining Contractual Term (years)	Aggregate Intrinsic Value

Outstanding, December 31, 2010	-	$-	-	$-

Granted	3,120,000	$0.25
Cancelled	(400,000)	$0.20

Outstanding, December 31, 2011	2,720,000	$0.26	4.98	$-

Granted	300,000	$0.60
Expired	(200,000)	$0.20

Outstanding, December 31, 2012	2,820,000	$0.30	2.56	$-

Exercisable, December 31, 2012	2,040,000	$0.29	2.50	$-

Schedule of Disclosure of Stock Options Outstanding [Table Text Block]
Number of Options	Exercise Price	Expiry Date
150,000 *	$0.60	February 28, 2013
210,000	$0.60	July 30, 2013
75,000	$0.60	February 28, 2014
105,000	$0.60	July 30, 2014
75,000	$0.60	February 28, 2015
105,000	$0.60	July 30, 2015
2,100,000	$0.20	December 29, 2015
2,820,000

Non-Vested Stock Options [Member]
Schedule of Non-Vested Stock Options, Activity [Table Text Block]
	Number of Options	Weighted Average Grant Date Fair Value

Non-vested at December 31, 2010	-	$-

Granted	3,120,000	$0.10
Cancelled	(400,000)	$0.10
Vested	(1,360,000)	$0.10

Non-vested at December 31, 2011	1,360,000	$0.10

Granted	300,000	$0.001
Expired	(50,000)	$0.11
Vested	(830,000)	$0.08

Non-vested at December 31, 2012	780,000	$0.08